Note 23 - Primary Cash-Generating Units (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2022	Dec. 31, 2021
Primary Cash-Generating Units
Constant long-term growth rate of up to	3.00%	2.70%
Discount rates (after tax) for AM CGU	10.30%	9.10%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in %)	14.00%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in EUR)	€ 1